Cover	Feb. 19, 2025
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 19, 2025
Entity File Number	001-41289
Entity Registrant Name	FutureTech II Acquisition Corp.
Entity Central Index Key	0001889450
Entity Tax Identification Number	87-2551539
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	128 Gail Drive
Entity Address, City or Town	New Rochelle
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10805
City Area Code	(914)
Local Phone Number	316-4805
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A Common Stock and one Redeemable Warrant
Title of 12(b) Security	Units, each consisting of one share of Class A Common Stock and one Redeemable Warrant
Trading Symbol	FTIIU
Security Exchange Name	NASDAQ
Class A Common Stock, $0.0001 par value per share
Title of 12(b) Security	Class A Common Stock, $0.0001 par value per share
Trading Symbol	FTII
Security Exchange Name	NASDAQ
Redeemable Warrants, each warrant exercisable for one share of Class A Common Stock at an exercise price of $11.50 per share
Title of 12(b) Security	Redeemable Warrants, each warrant exercisable for one share of Class A Common Stock at an exercise price of $11.50 per share
Trading Symbol	FTIIW
Security Exchange Name	NASDAQ